Leniency agreement with authorities (Details) - Leniency agreements member R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Settlement amount	R$ 3,070,578
Federal controller general and attorney generall agreement member
IfrsStatementLineItems [Line Items]
Settlement amount	877,763
Department of justice member
IfrsStatementLineItems [Line Items]
Settlement amount	296,591	[1]
Swiss office member
IfrsStatementLineItems [Line Items]
Settlement amount	407,300	[1]
Federal prosecution office member
IfrsStatementLineItems [Line Items]
Settlement amount	1,282,464
Securities and exchange commission member
IfrsStatementLineItems [Line Items]
Settlement amount	R$ 206,460	[1]

[1]	U.S. Department of Justice ("DoJ"); Swiss Office of the Attorney General ("OAG") and U.S. Securities Exchange Commission ("SEC").